Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2022
Cost of revenues
Schedule of Cost of revenues

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Revenue sharing fees and content costs	812,706	1,158,435	1,020,174
Payment handling costs	190,583	212,655	165,421
Bandwidth costs	120,419	96,536	77,496
Salary and welfare	102,330	116,679	87,629
Depreciation and amortization	61,021	87,339	70,666
Technical service fee	59,325	55,874	63,328
Share-based compensation	5,797	8,089	8,185
Other costs	25,965	45,543	66,489

Total	1,378,146	1,781,150	1,559,388